        AIM V.I. DENT
        DEMOGRAPHIC TRENDS FUND

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        Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        MAY 1, 2001

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund;
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES          1
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PRINCIPAL RISKS OF INVESTING IN THE FUND     1
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PERFORMANCE INFORMATION                      2
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Annual Total Return                          2

Performance Table                            2

FUND MANAGEMENT                              3
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The Advisors                                 3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
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Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
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OBTAINING ADDITIONAL INFORMATION    Back Cover
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The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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INVESTMENT OBJECTIVE AND STRATEGIES
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The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

ANNUAL TOTAL RETURN
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The following bar chart shows the performance of the fund's shares for the year ended December 31, 2000.

                                    [GRAPH]

                                             ANNUAL
YEAR ENDED                                   TOTAL
DECEMBER 31                                  RETURN
-----------                                  ------
2000 .....................................   -17.90%


  During the period shown in the bar chart, the highest quarterly return was 11.10% (quarter ended March 31, 2000) and the lowest quarterly return was -23.77% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.


AVERAGE ANNUAL TOTAL RETURNS
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(for the periods ended                                             SINCE              INCEPTION
December 31, 2000)                              1 YEAR            INCEPTION              DATE
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AIM V.I. Dent Demographic Trends Fund           (17.90)%           (17.81)%            12/29/99
Russell 3000--Registered Trademark--Index(1)     (7.46)%            (7.46)%(2)         12/31/99(2)
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(1) The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the fund.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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FUND MANAGEMENT
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THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor since 1999.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.62% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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OTHER INFORMATION
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PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  FOR THE PERIOD
                                                                                   DECEMBER 29,
                                                                                 (DATE OPERATIONS
                                                                                    COMMENCED)
                                                               YEAR ENDED            THROUGH
                                                              DECEMBER 31,         DECEMBER 31,
                                                                2000(a)                1999
                                                              ------------       ----------------
Net asset value, beginning of period                            $ 10.00               $10.00
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Income from investment operations:
  Net investment loss                                             (0.07)                  --
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  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.72)                  --
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    Total from investment operations                              (1.79)                  --
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Less distributions from net investment income                      0.00                   --
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Net asset value, end of period                                  $  8.21               $10.00
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Total return(b)                                                  (17.90)%                 --
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Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,300               $1,000
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Ratio of expenses to average net assets:
  With fee waivers                                                 1.40%(c)             1.40%(d)
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  Without fee waivers                                              1.63%(c)            12.58%(d)
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Ratio of net investment income (loss) to average net assets       (0.69)%(c)            2.96%(d)
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Portfolio turnover rate                                              92%                  --
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(a)Calculated using average shares outstanding.
(b)Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level.
(c)Ratios are based on average daily net assets of $20,711,350.
(d)Annualized.

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                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
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OBTAINING ADDITIONAL INFORMATION
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More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

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AIM V.I. Dent Demographic Trends Fund
SEC 1940 Act file number: 811-7452
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